Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

		Plant,	Office
	Land and	machinery	equipment
	buildings	and other	and vehicles	Total
	€m	€m	€m	€m
Cost
At January 1, 2016	761	2,855	51	3,667
Acquisitions (Note 22)	171	461	—	632
Additions	3	315	5	323
Impairment	—	(8)	—	(8)
Disposals	(6)	(192)	(10)	(208)
Transfers	13	(29)	16	—
Exchange	(9)	(43)	(1)	(53)
At December 31, 2016	933	3,359	61	4,353
Depreciation
At January 1, 2016	(174)	(1,161)	(25)	(1,360)
Charge for the year	(26)	(299)	(9)	(334)
Disposals	4	191	9	204
Exchange	6	41	1	48
At December 31, 2016	(190)	(1,228)	(24)	(1,442)
Net book value
At December 31, 2016	743	2,131	37	2,911
Cost
At January 1, 2017	933	3,359	61	4,353
Additions	7	447	5	459
Impairment (Note 4)	—	(46)	—	(46)
Disposals	(4)	(142)	(9)	(155)
Transfers	10	(8)	6	8
Exchange	(34)	(156)	(4)	(194)
At December 31, 2017	912	3,454	59	4,425
Depreciation
At January 1, 2017	(190)	(1,228)	(24)	(1,442)
Charge for the year	(31)	(336)	(9)	(376)
Disposals	2	139	9	150
Transfers	1	(2)	1	—
Exchange	3	46	2	51
At December 31, 2017	(215)	(1,381)	(21)	(1,617)
Net book value
At December 31, 2017	697	2,073	38	2,808

Depreciation expense of €369 million (2016: €329 million; 2015: €289 million) has been charged in cost of sales and €7 million (2016: €5 million; 2015: €5 million) in sales, general and administration expenses.

Transfers primarily relate to the reclassification of construction in progress to the applicable classification within property, plant and equipment and the reclassification of certain consumables with an estimated useful life of greater than one year, from inventory to property, plant and equipment. Construction in progress at December 31, 2017 was €201 million (2016: €114 million).

Included in property, plant and equipment is an amount for land of €188 million (2016: €195 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2016: €nil).

Impairment

The Board of Directors of Ardagh Group S.A. has considered the carrying value of the Group’s property, plant and equipment and assessed the indicators of impairment as at December 31, 2017 in accordance with IAS 36. In the year ended December 31, 2017 an impairment charge of €46 million (2016: €8 million) has been recognized, of which €32 million (2016: €nil) relates to the impairment of plant and machinery in Glass Packaging North America and €14 million (2016: €5 million) relates to the impairment of plant and machinery in Metal Packaging Europe, arising principally from capacity realignment.

Finance leases

The depreciation charge for capitalized leased assets was €1 million (2016: €1 million; 2015: €1 million) and the related finance charges were €nil (2016: €nil; 2015: €nil). The net carrying amount is €10 million (2016: €10 million).

Operating lease commitments

During the year, the expense in respect of operating lease commitments was as follows:

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Plant and machinery	5	5	5
Land and buildings	19	24	21
Office equipment and vehicles	10	9	8
	34	38	34

At December 31, the Group had total commitments under non‑cancellable operating leases which expire:

	At December 31,
	2017	2016	2015
	€m	€m	€m
Not later than one year	29	30	27
Later than one year and not later than five years	64	69	69
Later than five years	67	68	67
	160	167	163

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2017	2016	2015
	€m	€m	€m
Contracted for	84	110	30
Not contracted for	12	19	6
	96	129	36